Accounting Rules and Methods - Additional Information (Detail) € in Thousands	1 Months Ended				12 Months Ended
	Feb. 29, 2020 EUR (€) shares	Oct. 31, 2019 shares	Apr. 30, 2019 shares	Feb. 28, 2019 EUR (€)	Dec. 31, 2019 EUR (€) USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Feb. 28, 2021 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2012 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents					€ 73,173	€ 134,371	€ 185,525
Research tax credit					€ 3,917	7,701	3,326
Number of subsidiary | $					1
Lease liabilities					€ 12,703				€ 7,734
Right of use of asset									€ 7,443
Liability of recognized in statement of financial position						291
Net value of right of use of asset					10,009
Depreciation expense					1,366
Financial expense					€ 343	4	€ 8
Fixed assets payables not yet paid						€ 8,587
subsidy amount				€ 294
Number of free shares granted | shares		300,941	94,200
Grant of stock-options | shares		347,250	76,905
Tedac project [member]
Disclosure Of Significant Accounting Policies [Line Items]
Conditional advance received	€ 2,979									€ 1,119	€ 63
France [member]
Disclosure Of Significant Accounting Policies [Line Items]
Average marginal borrowing rate									1.40%
United States [member]
Disclosure Of Significant Accounting Policies [Line Items]
Average marginal borrowing rate									3.80%
IFRS 16 [member]
Disclosure Of Significant Accounting Policies [Line Items]
Description of lease term					Contracts with a lease term of 12 months or less at the transition date.
Expense relating to short-term leases					€ 227
Expense relating to leases of low-value assets					€ 33
Events after reporting period [member]
Disclosure Of Significant Accounting Policies [Line Items]
Conditional advance and subsidy received								€ 3,300
Major Ordinary Share Transactions [member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of free shares granted | shares	50,037
Grant of stock-options | shares	41,950